Commitments - Narrative (Details)	12 Months Ended
Jun. 30, 2021
Bottom of range
Disclosure of finance lease and operating lease by lessee [Line Items]
Term of contract (in years)	1 year
Top of range
Disclosure of finance lease and operating lease by lessee [Line Items]
Term of contract (in years)	2 years